LOANS AND OTHER FINANCING - Changes in gross carrying amount and corresponding expected credit losses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
LOANS AND OTHER FINANCING
Balance at the beginning of the year	$ 118,771,635
Balance at the end of the year	88,010,011	$ 118,771,635
Gross carrying amount
LOANS AND OTHER FINANCING
Balance at the beginning of the year	126,365,225	141,117,049
Net changes of financial assets	(37,980,695)	(21,406,974)
Write-offs	(5,029,098)	(4,017,832)
Exchange Differences and Others	11,406,518	10,672,982
Balance at the end of the year	94,761,950	126,365,225
Stage 1 [member]
LOANS AND OTHER FINANCING
Balance at the beginning of the year	106,563,554
Balance at the end of the year	82,051,797	106,563,554
Stage 1 [member] | Gross carrying amount
LOANS AND OTHER FINANCING
Balance at the beginning of the year	108,775,822	129,105,886
Transfers 1 to 2	(975,855)	(3,390,317)
1 to 3	(5,030,380)	(1,889,857)
2 to 1	4,403,744	1,090,798
3 to 1	160,733	46,771
Net changes of financial assets	(33,785,702)	(26,451,011)
Exchange Differences and Others	10,108,595	10,263,552
Balance at the end of the year	83,656,957	108,775,822
Stage 2 [member]
LOANS AND OTHER FINANCING
Balance at the beginning of the year	9,388,713
Balance at the end of the year	3,819,358	9,388,713
Stage 2 [member] | Gross carrying amount
LOANS AND OTHER FINANCING
Balance at the beginning of the year	11,151,663	6,422,218
Transfers 1 to 2	975,855	3,390,317
2 to 3	(1,293,344)	(718,411)
2 to 1	(4,403,744)	(1,090,798)
3 to 2	46,115	173,815
Net changes of financial assets	(2,107,933)	2,615,931
Exchange Differences and Others	289,456	358,591
Balance at the end of the year	4,658,068	11,151,663
Stage 3 [member]
LOANS AND OTHER FINANCING
Balance at the beginning of the year	2,819,368
Balance at the end of the year	2,138,856	2,819,368
Stage 3 [member] | Gross carrying amount
LOANS AND OTHER FINANCING
Balance at the beginning of the year	6,437,740	5,588,945
1 to 3	5,030,380	1,889,857
2 to 3	1,293,344	718,411
3 to 2	(46,115)	(173,815)
3 to 1	(160,733)	(46,771)
Net changes of financial assets	(2,087,060)	2,428,106
Write-offs	(5,029,098)	(4,017,832)
Exchange Differences and Others	1,008,467	50,839
Balance at the end of the year	6,446,925	6,437,740
Expected credit losses [member]
LOANS AND OTHER FINANCING
Balance at the beginning of the year	7,593,590	7,115,689
Transfers 1 to 2	249,815	541,184
1 to 3	3,354,077	1,495,134
2 to 3	530,497	198,985
2 to 1	(282,138)	(109,313)
3 to 2	(22,017)	(89,565)
3 to 1	(97,460)	(52,279)
Net changes of financial assets	240,115	2,490,776
Write-offs	(5,029,098)	(4,017,832)
Exchange Differences and Others	214,558	20,811
Balance at the end of the year	6,751,939	7,593,590
Expected credit losses [member] | Stage 1 [member]
LOANS AND OTHER FINANCING
Balance at the beginning of the year	2,212,268	2,601,836
Transfers 1 to 2	(61,394)	(111,310)
1 to 3	(92,597)	(113,691)
2 to 1	54,696	35,469
3 to 1	15,515	4,421
Net changes of financial assets	(587,501)	(214,161)
Exchange Differences and Others	64,173	9,704
Balance at the end of the year	1,605,160	2,212,268
Expected credit losses [member] | Stage 2 [member]
LOANS AND OTHER FINANCING
Balance at the beginning of the year	1,762,950	1,542,565
Transfers 1 to 2	311,209	652,494
2 to 3	(217,452)	(234,756)
2 to 1	(336,834)	(144,782)
3 to 2	9,708	27,351
Net changes of financial assets	(715,925)	(82,519)
Exchange Differences and Others	25,054	2,597
Balance at the end of the year	838,710	1,762,950
Expected credit losses [member] | Stage 3 [member]
LOANS AND OTHER FINANCING
Balance at the beginning of the year	3,618,372	2,971,288
1 to 3	3,446,674	1,608,825
2 to 3	747,949	433,741
3 to 2	(31,725)	(116,916)
3 to 1	(112,975)	(56,700)
Net changes of financial assets	1,543,541	2,787,456
Write-offs	(5,029,098)	(4,017,832)
Exchange Differences and Others	125,331	8,510
Balance at the end of the year	$ 4,308,069	$ 3,618,372